Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Rental commitments [Member]
Future Minimum Payments under Non-Cancellable Leases
(In thousands)
2018	3,440
2019	1,784
2020	232
5,456

Bandwidth Lease Commitments [Member]
Future Minimum Payments under Non-Cancellable Leases
(In thousands)
2018	11,536
2019	418
2020	84
12,038

Capital commitments [Member]
Future Minimum Payments under Non-Cancellable Leases
(In thousands)
2018	2,953
2019	971
2020	444
4,368